Assets Under Development (Tables)	9 Months Ended
Sep. 30, 2024
Extractive Industries [Abstract]
Schedule for assets under development

	September 30, 2024			December 31, 2023
(in thousands of $)	FLNG Gimi	MKII FLNG (1)	Total	FLNG Gimi	MKII FLNG	Total
Opening asset under development balance	1,562,828	—	1,562,828	1,152,032	—	1,152,032
Transferred from other non-current assets (note 16)	—	255,288	255,288	—	—	—
Additions	104,962	29,120	134,082	338,327	—	338,327
Interest costs capitalized	67,523	—	67,523	72,469	—	72,469
Closing asset under development balance	1,735,313	284,408	2,019,721	1,562,828	—	1,562,828
(1) On September 17, 2024, we entered into an EPC agreement for a MK II FLNG. The entry into the binding EPC reinforces the likelihood of the MKII FLNG conversion to be virtually certain to occur, consequently all MKII FLNG costs previously classified as "Other non-current assets" were reclassified to "Assets under development" on the unaudited consolidated balance sheets.
Transfers from "Other non-current assets" include amounts capitalized as at June 30, 2024 of $215.6 million and additional amounts capitalized during the quarter from July 1, 2024 to September 17, 2024 of $39.7 million. Costs incurred after this date have been presented as additions to MKII FLNG asset under development.

Schedule of fiscal year maturity	As of September 30, 2024, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2024 (1)	55,916
2025	157,960
Total	213,876
(1) For the three months ending December 31, 2024.
As of September 30, 2024, the estimated timing of the outstanding payments is as follows:

(in thousands of $)
Period ending December 31,
2024 (1)	190,184
2025	598,362
2026	438,811
2027	428,908
2028	264,101
Total	1,920,366
(1) For the three months ending December 31, 2024.